Allocation of Purchase Price To Acquired Assets and Liabilities Assumed (Detail) (Chesapeake Midstream Operating, L.L.C., USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Chesapeake Midstream Operating, L.L.C.
Business Acquisition [Line Items]
Property, plant and equipment	$ 1,960,826
Intangible asset	207,891
Other	(8,717)
Total purchase price	$ 2,160,000